Highly Inflationary Accounting for Venezuela Operations - Additional Information (Detail) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsidiary Or Equity Method Investee [Line Items]
Cash and cash equivalents		$ 4,235	$ 5,163	$ 4,615	$ 5,567
Impairment of non-monetary assets		47
Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Net monetary assets		153
Cash and cash equivalents		$ 157
Results of operations for remainder of fiscal year percentage		0.00%
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ 64	$ 128
Venezuelan Bolivar Fuerte [Member] | SICAD Exchange Rate [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		12.0
Venezuelan Bolivar Fuerte [Member] | CENCOEX
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		197.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | SICAD Exchange Rate [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate		12.8